EMPLOYEES’ RETIREMENT PLANS (Details Narrative)		12 Months Ended
	May 01, 2026 Employees	Jul. 31, 2026 USD ($)	Jul. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 263,260	$ 442,666
Pension contributions		$ 84,427	$ 89,396
Pension fund's rehabilitation plan expire date		Nov. 30, 2028
Number of employees | Employees	26
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution rate, percentage	20.70%
Percentage of other condition of employment	19.00%